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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
                 -------------------------------
   Address:      75 Park Plaza
                 -------------------------------
                 Boston MA 02116
                 -------------------------------

                 -------------------------------

Form 13F File Number: 028-06203
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-646-7728
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Robert T. Needham,             Boston, Massachusetts, August 13, 2004
   -------------------------------    -----------------      ---------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 17
                                        --------------------

Form 13F Information Table Value Total: $642,802
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Boise Cascade              Common Stock    973831037   84,080    2,233,800 SH         Sole                     2,233,800
Cincinnati Bell            Common Stock   1718711062   19,376    4,363,900 SH         Sole                     4,363,900
Conseco                    Common Stock   2084648839   34,261    1,713,900 SH         Sole                     1,713,900
Exide Technologies         Common Stock   3020512063   25,346    1,239,403 SH         Sole                     1,239,403
Hollinger
International-CL A         Common Stock   4355691084   52,617    3,133,800 SH         Sole                     3,133,800
Liberty Media Corp-A       Common Stock   5307181058  137,922   15,341,700 SH         Sole                    15,341,700
Metro-Goldwyn-Mayer Inc    Common Stock   5916101000   22,535    1,862,400 SH         Sole                     1,862,400
Motient Corp               Common Stock   6199083048    1,881      136,600 SH         Sole                       136,600
Newmont Mining Corp        Common Stock   6516391066   58,264    1,503,200 SH         Sole                     1,503,200
Sovereign Bancorp          Common Stock   8459051087  172,908    7,823,900 SH         Sole                     7,823,900
Triton PCS Holdings Inc.
Cl A                       Common Stock   89677M1062   20,573    4,718,500 SH         Sole                     4,718,500
Wellcare Group             Common Stock   94946T1060      255       15,000 SH         Sole                        15,000
AT&T Wireless Group
Jan 05 12.5C              Options-Calls    00209A4AV    3,981       17,500 SH CAL     Sole                        17,500
RJ Reynolds Tobacco
Holdings Jul 04 60P        Options-Puts    76182K955       63        5,000 SH PUT     Sole                         5,000
General Motors Jan
05 35P                     Options-Puts    3704458MG    3,254       48,200 SH PUT     Sole                        48,200
Mandalay Resort Jan
06 65C                    Options-Calls    562567907    1,550        2,500 SH CAL     Sole                         2,500
JP Morgan Chase & Co
Jan 05 30P                 Options-Puts    46625H0MF    3,938       75,000 SH PUT     Sole                        75,000